Segment information and information by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reportable segments
Sales from operations	€ 69,881	€ 75,822	€ 66,919
Operating profit	6,432	9,983	8,012
Net provisions for contingencies	858	1,120	886
Depreciation and amortization	(8,106)	(6,988)	(7,483)
Impairments of tangible and intangible assets and right-of-use assets	(2,570)	(1,292)	(862)
Reversals of tangible and intangible assets	382	426	1,087
Write-off of tangible and intangible assets	(300)	(100)	(263)
Share of profit (loss) from equity-accounted investments	(88)	(68)	(267)
Assets	123,440	118,373
Equity-accounted investments	9,035	7,044	3,511
Liabilities	75,540	67,300
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	8,376	9,119	8,681
Allocated amounts
Reportable segments
Assets	91,795	85,483	89,816
Liabilities	36,401	34,540	33,876
Elimination of intersegment amounts
Reportable segments
Operating profit	(120)	211	(27)
Net provisions for contingencies	(51)	(21)
Depreciation and amortization	32	30	29
Assets	(492)	(420)	(610)
Liabilities	(141)	(275)	(306)
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	(14)	(17)	(16)
Unallocated amounts
Reportable segments
Assets	31,645	32,890	25,112
Liabilities	39,139	32,760	32,973
Exploration & Production
Reportable segments
Sales from operations	10,499	9,943	7,131
Exploration & Production | Operating segments
Reportable segments
Sales from operations	23,572	25,744	19,525
Operating profit	7,417	10,214	7,651
Net provisions for contingencies	97	235	479
Depreciation and amortization	(7,060)	(6,152)	(6,747)
Impairments of tangible and intangible assets and right-of-use assets	(1,347)	(1,025)	(650)
Reversals of tangible and intangible assets	130	299	808
Write-off of tangible and intangible assets	(292)	(97)	(260)
Share of profit (loss) from equity-accounted investments	7	158	(99)
Assets	68,915	63,051	66,661
Equity-accounted investments	4,108	4,972	1,234
Liabilities	20,164	18,110	17,273
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	6,996	7,901	7,739
Exploration & Production | Elimination of intersegment amounts
Reportable segments
Sales from operations	(13,073)	(15,801)	(12,394)
Gas & Power
Reportable segments
Sales from operations	38,160	43,109	39,846
Gas & Power | Operating segments
Reportable segments
Sales from operations	50,015	55,690	50,623
Operating profit	699	629	75
Net provisions for contingencies	232	53	(20)
Depreciation and amortization	(447)	(408)	(345)
Impairments of tangible and intangible assets and right-of-use assets	(83)	(56)	(56)
Reversals of tangible and intangible assets	46	127	202
Write-off of tangible and intangible assets	(1)	(1)	(2)
Share of profit (loss) from equity-accounted investments	(11)	9	(10)
Assets	9,176	9,989	11,058
Equity-accounted investments	487	494	509
Liabilities	7,852	8,314	8,851
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	230	215	142
Gas & Power | Elimination of intersegment amounts
Reportable segments
Sales from operations	(11,855)	(12,581)	(10,777)
Refining & Marketing and Chemical
Reportable segments
Sales from operations	21,017	22,594	19,771
Refining & Marketing and Chemical | Operating segments
Reportable segments
Sales from operations	23,334	25,216	22,107
Operating profit	(854)	(380)	981
Net provisions for contingencies	273	274	182
Depreciation and amortization	(485)	(399)	(360)
Impairments of tangible and intangible assets and right-of-use assets	(1,127)	(193)	(131)
Reversals of tangible and intangible assets	205		77
Write-off of tangible and intangible assets	(6)	(2)	(1)
Share of profit (loss) from equity-accounted investments	(63)	(67)	(57)
Assets	12,336	11,692	11,599
Equity-accounted investments	3,107	275	321
Liabilities	4,599	4,319	4,005
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	933	877	729
Refining & Marketing and Chemical | Elimination of intersegment amounts
Reportable segments
Sales from operations	(2,317)	(2,622)	(2,336)
Corporate and Other activities
Reportable segments
Sales from operations	205	176	171
Corporate and Other activities | Operating segments
Reportable segments
Sales from operations	1,681	1,589	1,462
Operating profit	(710)	(691)	(668)
Net provisions for contingencies	307	579	245
Depreciation and amortization	(146)	(59)	(60)
Impairments of tangible and intangible assets and right-of-use assets	(13)	(18)	(25)
Reversals of tangible and intangible assets	1
Write-off of tangible and intangible assets	(1)
Share of profit (loss) from equity-accounted investments	(21)	(168)	(101)
Assets	1,860	1,171	1,108
Equity-accounted investments	1,333	1,303	1,447
Liabilities	3,927	4,072	4,053
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	231	143	87
Corporate and Other activities | Elimination of intersegment amounts
Reportable segments
Sales from operations	€ (1,476)	€ (1,413)	€ (1,291)